Intangible assets - Goodwill (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2016	Jul. 11, 2014
Disclosure of detailed information about intangible assets [line items]
Goodwill at beginning of period	R$ 1,192,302	R$ 585,746
Additions	382,281	532,175
Added Value Transfer	(3,755)
Transfers		(17,511)
Due Diligence Adjustment	21,123
Business combination, Goodwill		154,122
Response Price Adjustment	1,383	7,914
Exchange-rate change	(56,199)	(70,144)
Goodwill at end of period	1,537,135	1,192,302
Goodwill	R$ 1,537,135	R$ 1,192,302
Witt OBriens LLC
Disclosure of detailed information about intangible assets [line items]
Percentage of Stake acquired				45.80%
Cash transferred				R$ 35,400
Goodwill				R$ 48,100
Impairment charges			R$ 29,600